Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an equity award grant policy which establishes the process we follow when we grant equity awards to an officer or other employee of the Company. The policy does not apply to grants of equity awards to our non-employee directors. The compensation committee generally approves grants of stock awards to our NEOs at the conclusion of our annual merit review process each year, with the awards generally effective on a regularly scheduled basis established by the equity award grant policy. It is the policy of the Board and the compensation committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, awards made pursuant to the equity award grant policy are not timed to correspond with the release of material non-public information. We did not grant any stock options, stock appreciation rights, or similar option-like instruments to our NEOs in 2025.

Award Timing Method	The compensation committee generally approves grants of stock awards to our NEOs at the conclusion of our annual merit review process each year, with the awards generally effective on a regularly scheduled basis established by the equity award grant policy.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have adopted an equity award grant policy which establishes the process we follow when we grant equity awards to an officer or other employee of the Company. The policy does not apply to grants of equity awards to our non-employee directors. The compensation committee generally approves grants of stock awards to our NEOs at the conclusion of our annual merit review process each year, with the awards generally effective on a regularly scheduled basis established by the equity award grant policy. It is the policy of the Board and the compensation committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, awards made pursuant to the equity award grant policy are not timed to correspond with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false